Stock Based Compensation (Details 1) (USD $)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding	0	275,689	0
Number of Options, Granted	0	1,542,477	275,689
Number of Options, Exercised	0	0	0
Number of Options, Forfeited	0	(166,981)	0
Number of Options, Outstanding	0	1,651,185	275,689
Number of Options, Exercisable		17,231
Number of Options, Vested		340,580
Number of Options, Exercisable		357,811	17,231
Weighted Average Exercise Price, Outstanding		$ 1.68
Weighted Average Exercise Price, Granted		$ 4.63	$ 1.68
Weighted Average Exercise Price, Exercised		$ 0
Weighted Average Exercise Price, Forfeited		$ 2.52
Weighted Average Exercise Price, Outstanding		$ 4.35	$ 1.68
Weighted Average Exercise Price, Exercisable		$ 1.68	$ 1.68
Weighted Average Exercise Price, Vested		$ 4.88
Weighted Average Exercise Price, Exercisable	$ 1.68	$ 4.73	$ 1.68
Weighted Average Grant Date Fair Value, Outstanding		$ 0
Weighted Average Grant Date Fair Value, Granted		$ 2.60	$ 0.23
Weighted Average Grant Date Fair Value, Exercised		$ 0
Weighted Average Grant Date Fair Value, Forfeited		$ 1.44
Weighted Average Grant Date Fair Value, Outstanding		$ 2.45	$ 0
Weighted Average Grant Date Fair Value, Exercisable			$ 0.23
Weighted Average Grant Date Fair Value, Exercisable	$ 0.23	$ 2.62
Weighted Average Remaining Life in Years, Outstanding		9 years 4 months 24 days	9 years 10 months 24 days
Weighted Average Remaining Life in Years, Exercisable		9 years 4 months 24 days	9 years 10 months 24 days
Intrinsic Value, Outstanding		$ 0
Intrinsic Value, Exercised		0
Intrinsic Value, Outstanding		11,538,844	0
Intrinsic Value, Exercisable		0	0
Intrinsic Value, Exercisable	$ 0	$ 2,365,792	$ 0